Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 1,383,344	$ 1,388,910
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(748,687)	(771,653)
Property, Plant and Equipment, Net	634,657	617,257
Property Plant and Equipment Income Statement Disclosures [Abstract]
Total Depreciation And Amotization Of Premises And Equipment	78,601	76,170	70,413
Rental Income Credited To Occupancy Expense	12,542	11,519	10,878
Land and Land Improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	129,543	127,280
Building [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	356,555	393,674
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	227,764	177,395
Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 669,482	$ 690,561